Post-employment Benefit - Summary of Expected Maturity Analysis of Undiscounted Defined Benefit Obligation (Detail) $ in Thousands	Dec. 31, 2017 TWD ($)
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted defined benefit obligation	$ 3,104,090
Within 1 year [member]
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted defined benefit obligation	65,895
1- 2 year(s) [member]
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted defined benefit obligation	73,658
2-3 years [member]
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted defined benefit obligation	87,648
Over 3 years [member]
Disclosure of defined benefit plans [line items]
Expected maturity analysis of undiscounted defined benefit obligation	$ 2,876,889